Investment in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Statement [Line Items]
Investment in Associates and Joint Ventures

	2020 $m	2019 $m
Cost

At 1 January	145	140

Additions	17	14

Share of (losses)/gains	(14)	(3)

System Fund share of losses	(1)	—

Dividends and distributions	(7)	(7)

Exchange and other	(4)	1

At 31 December	136	145

Impairment

At 1 January	(35)	(36)

Charge for the year a	(23)	—

Exchange and other	3	1

At 31 December	(55)	(35)

Net book value	81	110

a	In note 6 the $23m impairment charge is presented net of $4m gain on related put option.

Summary of Financial Information of Material Associate Investment
Summarised financial information in respect of the Barclay associate is set out below:

31 December	2020 $m	2019 $m
Non-current assets	497	515

Current assets	32	75

Current liabilities	(19)	(22)

Non-current liabilities	(247)	(323)

Net assets	263	245

Group share of reported net assets at 19.9%	52	49

Adjustments to reflect impairment, capitalised costs, and additional rights and obligations under the shareholder agreement	(9)	4

Carrying amount	43	53

Year ended 31 December	2020 $m	2019 $m

Revenue	16	108

Loss from continuing operations and total comprehensive loss for the year	(52)	(17)

Group’s share of loss for the year, including the cost of funding owner returns	(13)	(10)

Summarised Aggregated Financial Information for Individually Immaterial Associates and Joint Ventures
The summarised aggregated financial information for individually immaterial associates and joint ventures is set out below. These are mainly investments in entities that own hotels which the Group manages.

	Associates			Joint ventures			Total
	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m	2020 $m	2019 $m	2018 $m
Share of (losses)/gains

(Losses)/profits from continuing operations and total comprehensive (loss)/profit for the year	(3)	7	2	2	—	5	(1)	7	7